Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues
Schedule of revenues

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Developer Services:
Subscription	90,475	107,126	14,954
Value-Added Services	10,680	19,603	2,736
Vertical Applications	42,810	52,092	7,272
Total revenues	143,965	178,821	24,962